Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 1,072	€ 586	€ 1,065
Depreciation	80	105	89
Impairment charges / (reversals) on financial assets, excluding receivables	41	42	59
Impairment charges / (reversals) on non-financial assets and receivables	36		36
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	852	336	761
Depreciation	38	44	38
Impairment charges / (reversals) on financial assets, excluding receivables	(9)	19	35
Impairment charges / (reversals) on non-financial assets and receivables	19	(2)	7
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	25	27	32
Depreciation	12	16	17
Impairment charges / (reversals) on financial assets, excluding receivables	34	17	12
Impairment charges / (reversals) on non-financial assets and receivables	15	3	(2)
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	119	134	177
Depreciation	14	28	21
Impairment charges / (reversals) on non-financial assets and receivables	1		31
Operating segments [member] | Central & Eastern Europe [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	52	55	59
Depreciation	9	8	9
Impairment charges / (reversals) on financial assets, excluding receivables	1	2	(1)
Impairment charges / (reversals) on non-financial assets and receivables			(1)
Operating segments [member] | Spain & Portugal [member]
Disclosure of other selected income statement [line items]
Depreciation	3	3	3
Operating segments [member] | Asia [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	24	33	32
Depreciation	1	1	1
Impairment charges / (reversals) on financial assets, excluding receivables	5		1
Impairment charges / (reversals) on non-financial assets and receivables	1
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	2	2	2
Impairment charges / (reversals) on financial assets, excluding receivables	9	3	7
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	€ 1	€ 3
Impairment charges / (reversals) on financial assets, excluding receivables			5
Eliminations [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			€ 2